OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 18, 2019	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information Of Other Current Assets [Line Items]
Federal, provincial and other sales taxes receivable		$ 81,450	$ 67,666
Prepaid expenses		90,681	72,502
Other receivables		24,594	17,299
Other		2,121	1,745
Total other current assets		198,846	159,212
Non-current ore in stockpiles and on leach pads		274,576	198,044
Non-current prepaid expenses		27,481	26,945
Non-current loan receivable - Orla		37,942	21,247
Non-current other receivables		10,098	8,238
Other		3,101	4,780
Total other assets		$ 353,198	$ 259,254
Orla Mining Ltd.
Disclosure Of Detailed Information Of Other Current Assets [Line Items]
Loan receivable term	5 years
Interest rate on loan receivables	8.80%
Aggregate financing commitment	$ 40,000